Basis of Presentation	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

Note 1 - Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared by SharpLink Gaming Ltd. (the “Company,” “SharpLink,” formerly Mer Telemanagement Services or “MTS”, “we,” or “our”), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of the Company, the foregoing statements contain all adjustments, consisting only of normal recurring adjustments necessary to present fairly the financial position of the Company as of June 30, 2023 and December 31, 2022, its results of operations and cash flows for the six months ended June 30, 2023 and 2022. The condensed consolidated balance sheet as of December 31, 2022, has been derived from the audited consolidated financial statements as of that date. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts therein. Due to the inherent uncertainty involved in making estimates, actual results in future periods may differ from the estimates.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to rules and regulations of the SEC. Accordingly, the condensed consolidated financial statements do not include all information and footnotes required by GAAP for complete financial statement presentation. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto for the year ended December 31, 2022, which are included the Company’s Annual Report on Form 10-K filed with the SEC on April 5, 2023 and the Form 10-K/A filed with the SEC on July 14, 2023.

Nature of Business

The Company is an Israeli-based corporation. SharpLink is a leading online technology company that connects sports fans, leagues and sports websites to relevant and timely sports betting and iGaming content. SharpLink uses proprietary, intelligent, online conversion technology and direct-to-player (“D2P”) performance marketing strategies to convert sports fans into sports bettors and online casino game players for licensed, online sportsbook and casino operators. Further, SharpLink, through its SportsHub Gaming Network (“SportsHub”) reporting unit, owns and operates an online gaming business that primarily facilitates daily and seasonal peer-to-peer fantasy contests for its end users. The Company also operates a website that provides a variety of services to private fantasy league commissioners, including secure online payment options, transparent tracking and reporting of transactions, payment reminders, in-season security of league funds, and facilitation of prize payouts. SportsHub was acquired by the Company on December 22, 2022.

On July 26, 2021, SharpLink, Inc. completed its merger with Mer Telemanagement Solutions Ltd. (the “MTS Merger”), which changed its name to SharpLink Gaming Ltd. and commenced trading on NASDAQ under the ticker symbol “SBET.” As a result of the MTS Merger, SharpLink, Inc. shareholders owned 86% of the Company, on a fully diluted and as-converted basis, which represented a majority of the voting shares. Additionally, immediately following the closing of the MTS Merger, legacy MTS directors and officers agreed to resign, pursuant to an Agreement and Plan of Merger, dated as of July 26, 2021 (“MTS Merger Agreement”). SharpLink, Inc.’s executives became officers of the Company and new members were appointed to the board of directors. The MTS Merger represented a reverse acquisition in which SharpLink, Inc. was the accounting acquirer and legacy MTS was the accounting acquiree. The Company applied the acquisition method of accounting to the identifiable assets and liabilities of legacy MTS, which were measured at estimated fair value as of the date of the business combination.

Reverse Share Split

On April 23, 2023, the Company effected a one-for-ten (1:10) reverse share split of all the Company’s share capital and adopted amendments to its Memorandum of Association and Second Amended and Restated Articles of Association (“M&AA”) whereby the Company (i) decreased the number of issued and outstanding ordinary shares, nominal value NIS 0.60 per share, from 26,881,244 to 2,688,541; (ii) reduced the total number of the Company’s authorized shares under its M&AA from 92,900,000 ordinary shares, nominal value NIS 0.06 per share, to 9,290,000 ordinary shares, nominal value NIS 0.60 per share; and (ii) decreased by a ratio of one-for-ten (1:10) the number of retrospectively issued and outstanding ordinary shares. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retrospectively adjusted as of the earliest period presented in the financial statements to reflect the reverse stock split.

Reclassifications

Certain reclassifications were made to the balance sheet as of December 31, 2022 to conform to the June 30, 2023 method of presentation. Certain reclassifications were made to the consolidated statements of operations for the six months ended June 30, 2022 to conform to the June 30, 2023 method of presentation. These reclassifications had no effect on reported total current assets, total assets, total current liabilities, total liabilities, total stockholder’s equity, or revenues.